MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES	MARKETABLE SECURITIES
A summary of the movements in marketable securities for the six months ended June 30, 2022 and the year ended December 31, 2021 is presented in the table below:

(in thousands of $)	2022	2021
Balance at beginning of period	2,435	2,639
Marketable securities acquired	175,488	357
Proceeds from sale of marketable securities	—	(14,074)
Unrealized loss on marketable securities held at period end	(11,736)	(204)
Gain on sale of marketable securities	—	7,881
Repurchase of marketable securities pledged to creditors	—	5,836
Balance at end of period	166,187	2,435

Avance Gas
In the six months ended June 30, 2022, the Company recognized an unrealized gain of $0.6 million in relation to the 0.4 million shares held in Avance Gas Holdings Ltd ("Avance Gas").

SFL

In the six months ended June 30, 2022, the Company recognized an unrealized gain of $0.1 million in relation to the 0.1 million shares held in SFL.

Euronav

On May 28, 2022, the Company announced that it agreed to acquire in privately negotiated share exchange transactions with certain shareholders of Euronav a total of 5,955,705 shares in Euronav, representing 2.95% of the outstanding shares in Euronav, in exchange for a total of 8,337,986 ordinary shares of Frontline, which is equivalent to 1.4 ordinary shares of Frontline for every one share of Euronav. Frontline is entitled to the $0.06 dividend that was paid on June 8, 2022 by Euronav in respect of these 5,955,705 shares.

On June 10, 2022, the Company announced that it agreed to acquire in privately negotiated transactions with certain shareholders of Euronav a total of 7,708,908 shares in Euronav, representing 3.82% of the outstanding shares in Euronav, in exchange for a total of 10,753,924 shares in Frontline, which is equivalent to 1.395 shares of Frontline for every one share of Euronav.

In connection with the above-referenced privately negotiated share exchange transactions, Frontline has entered into a share lending arrangement with Hemen to facilitate settlement of such transactions. Pursuant to such arrangement Hemen delivered an aggregate of 19,091,910 Frontline shares to the exchanging Euronav holders in June 2022 and Frontline agreed to issue to Hemen the same number of shares of Frontline in full satisfaction of the share lending arrangement. The shares were issued to Hemen in August 2022.

As of June 30, 2022, the Company had acquired 13,664,613 shares in Euronav as a result of the above transactions. The transaction price paid to acquire the 13,664,613 Euronav shares was $175.5 million which was the fair value of the 19,091,910 Frontline shares to be issued based on the Frontline share price as of the transaction dates. The transaction date fair of the Euronav shares based on the Euronav share price was $167.7 million which resulted in an unrealized loss on marketable securities of $7.8 million upon the initial recognition of the transactions.

Based on the Euronav share price as of June 30, 2022, the fair value of the shares held in Euronav was $163.0 million as of period end which resulted in a subsequent unrealized loss of $4.7 million in the second quarter of 2022. The total unrealized loss recognized in the second quarter of 2022 was $12.5 million resulting in a carrying value of the shares held in Euronav of $163.0 million as of June 30, 2022.

This loss was partially offset by the gain of $0.7 million on other marketable securities owned by the Company.